Provisions (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024		Apr. 01, 2023
Reconciliation of changes in other provisions [abstract]
Current portion	¥ 0	¥ 120	[1]	¥ 0	[1]
Non-current portion	340	0	[1]	225	[1]
Asset retirement obligations
Reconciliation of changes in other provisions [abstract]
Beginning balance	120	225
Provisions made during the year	339	35
Provisions used during the year	(120)	(38)
Provisions reversed during the year	0	(102)
Unwind of discount	1	0
Ending balance	340	120
Current portion	0	120
Non-current portion	340	0
Total	¥ 340	¥ 120		¥ 225

[1]	The comparative information is restated due to change in accounting policy. See Note 2 (5) “Changes in accounting policies”